FV Measurements (Quantitative Information About Significant Unobservable Inputs Used in Level 3 Measurements) (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets
Total assets	$ 166,000,000	$ 240,000,000
Liabilities
Total liabilities	617,000,000	504,000,000
Level 3
Assets
Total assets	32,000,000	34,000,000
Liabilities
Total liabilities	441,000,000	365,000,000
Net liability	409,000,000	331,000,000
Level 3 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	5,000,000
Liabilities
Total liabilities	4,000,000
Level 3 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Assets
Total assets	27,000,000	34,000,000
Liabilities
Total liabilities	$ 437,000,000	$ 365,000,000
Level 3 | HFT derivatives | Range, Minimum | Power swaps and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	25.60
Level 3 | HFT derivatives | Range, Minimum | Natural gas swaps, futures, forwards and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	2.20	1.27
Level 3 | HFT derivatives | Range, Maximum | Power swaps and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	139.65
Level 3 | HFT derivatives | Range, Maximum | Natural gas swaps, futures, forwards and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	17.54	16.25
Level 3 | HFT derivatives | Weighted average | Power swaps and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	82.63
Level 3 | HFT derivatives | Weighted average | Natural gas swaps, futures, forwards and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	8.57	4.85